Pyxis Funds I

c/o Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

November 27, 2012

Ethan Powell

972-419-2575

epowell@pyxiscap.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pyxis Funds I (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

On behalf of Pyxis Funds I, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission on behalf of Pyxis Funds I pursuant to Rule 497(c) on November 5, 2012 (Accession No. 0001193125-12-451965), which are incorporated by reference into this Rule 497 filing. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the series of Pyxis Funds I to which the 497(c) relates.

Very truly yours,

/s/ Ethan Powell

Ethan Powell

Enclosures